2. Statement of Compliance and Basis of Presentation	12 Months Ended
Dec. 31, 2017
Statement Of Compliance And Basis Of Presentation
Statement of Compliance and Basis of Presentation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These financial statements were authorized for issuance by the Board of Directors of the Company on March 19, 2018.